Segment information - Schedule of Non-Current Assets by Country (Details) - EUR (€) € in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of geographical areas [line items]
Intangible assets	€ 621,288	€ 611,075
Property, plant and equipment	10,193	8,045
Other financial assets	18,224	15,900
Non-current assets	721,552	697,242
Significant countries
Disclosure of geographical areas [line items]
Intangible assets	621,288	611,075
Property, plant and equipment	45,273	32,034
Investments in associates, joint ventures and other investments	118	5,145
Other financial assets	18,224	15,900
Non-current assets	684,903	664,154
Switzerland
Disclosure of geographical areas [line items]
Intangible assets	588,423	580,958
Property, plant and equipment	831	1,076
Investments in associates, joint ventures and other investments	118	5,142
Other financial assets	1,768	1,824
Non-current assets	591,140	589,000
Rest of the world
Disclosure of geographical areas [line items]
Intangible assets	32,865	30,117
Property, plant and equipment	44,442	30,958
Investments in associates, joint ventures and other investments	0	3
Other financial assets	16,456	14,076
Non-current assets	€ 93,763	€ 75,154